Exploration in non-operating areas (Tables)	12 Months Ended
Dec. 31, 2019
Exploration in non-operating areas
Schedule of detailed information about exploration in non-operating units

This caption is made up as follows:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Personnel expenses	3,632	4,830	4,064
Services provided by third parties	3,611	22,764	5,401
Lands	1,528	1,867	1,781
Short-term and low-value lease	415	1,524	1,171
Consumption of materials and supplies	328	1,420	582
Other minor	2,365	3,902	5,263

	11,879	36,307	18,262